Fair Value Measurements - Schedule of fair value measured on recurring basis (Detail) - Apex Technology Acquisition Corp [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Investments - U.S. Treasury Securities Money Market Fund	$ 351,889,481	$ 175,325,383	$ 94,650
Liabilities:
Warrant Liability - Public Warrants	45,850,000	74,900,000	20,125,000
Warrant Liability - Private Placement Warrants	$ 1,397,250	$ 2,519,100	$ 822,150